LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments
	As of March 31,
	2016	2017
Cost method investments (1)	$48,583	$46,724
Equity method investments (2)	144,442	127,233
Available-for-sale investments (3)	7,083	6,801

	$200,108	$180,758

Summarized condensed financial information of the equity method investments

	As of March 31,
	2016	2017
Current assets	$187,583	$166,991
Non-current assets	32,618	32,205
Current liabilities	26,196	35,167
Non-current liabilities	—	135

	For the years ended March 31,
	2015	2016	2017
Total revenues	$—	$52,185	$56,253
Gross profits	—	16,580	17,503
Loss from operations	—	(23,094)	(23,070)
Net loss	—	(23,181)	(22,657)